Personnel expenses and employee information	12 Months Ended
Dec. 31, 2024
Compensation Related Costs [Abstract]
Personnel expenses and employee information	Personnel expenses and employee information
Personnel expenses for all payroll employees were as follows:

Year ended December 31 (€, in millions)	2022	2023	2024
Wages and salaries	3,502.5	4,447.0	5,001.2
Social security expenses	300.7	410.5	468.4
Pension and retirement expenses	255.9	348.9	395.2
Share-based payments	68.9	134.8	172.6
Personnel expenses	4,128.0	5,341.2	6,037.4
The continued increase in personnel expenses is primarily attributable to an increase in the number of FTEs, higher wages and related cost, to support the continued growth of our business.
The average number of payroll employees in FTEs was:

Average number of payroll employees in FTEs	2022	2023	2024
Netherlands	16,722	19,876	21,811
Worldwide (including Netherlands)	33,071	38,805	41,697
The total number of payroll and temporary employees as of December 31 in FTE per sector was:

Year ended December 31 (in FTE)	2022	2023	2024
Customer Support and Sales	9,643	10,790	10,344
Manufacturing and Supply Chain Management	9,953	9,954	11,341
Strategic Supply Management	1,541	2,033	1,965
General and Administrative	3,768	4,035	4,385
Research and Development	14,181	15,604	15,992
Total	39,086	42,416	44,027
Less: Temporary employees	2,974	2,107	1,241
Payroll employees	36,112	40,309	42,786
Short-term incentive bonus plans
We have annual performance-related STI bonus plans for our employees. Under these plans, the employee bonus payout depends on the employee’s job grade, the type of bonus plan and the company/individual performance. The employee bonus payout (excluding the Board of Management) ranges between 0% and 126% of their annual base gross salary. The 2024 STI bonus is accrued for as part of Accrued and other liabilities in the Consolidated balance sheets and will be paid in the first quarter of 2025.
The STI bonus expenses for the (former) Board of Management and other employees were as follows:

Year ended December 31 (€, in millions)	2022	2023	2024
Board of Management	3.8	6.0	5.3
Former Board of Management[1]	—	—	1.0
Other employees	629.6	712.6	816.8
Total STI bonus expenses	633.4	718.6	823.1
1.On April 24, 2024, Peter T.F.M. Wennink and Martin A. van den Brink stepped down from their roles as Presidents of ASML and are, therefore, presented as former Board of Management.